FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Net sales	$ 16,090,744	$ 8,735,435	$ 10,192,818
Assets	17,097,907	12,856,235
Liabilities	4,862,869	4,413,082
Equity	12,235,038	8,443,153	$ 7,714,873	$ 7,484,576
Financial assets	4,607,991	2,427,576
Financial liabilities	2,875,591	3,113,640
Derivative financial instruments	4,353	1,572
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Net sales	3,425,000	1,823,000
Profit (loss) from continuing operations	930,000	268,000
Assets	4,798,000	3,273,000
Liabilities	541,000	430,000
Equity	4,257,000	$ 2,843,000
Cash and cash equivalents and other investments	965,000
Financial assets	612,000
Financial liabilities	290,000
Original principal amount	100,000
Ternium Argentina S.A. | Argentine Pesos-Denominated Instruments
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	306,000
Ternium Argentina S.A. | Inflation-Linked Financial Instruments
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	155,000
Ternium Argentina S.A. | Mutual Funds
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	135,000
Ternium Argentina S.A. | Deposit certificates
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	242,000
Ternium Argentina S.A. | Sovereign Bonds
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	$ 417,000